Assumptions used (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Discount rate	1.00%	0.50%
Salary increase rate	2.00%	2.00%
Average remaining lifespan of employees (in years)	22 years	22 years
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Turnover rate	0.00%	0.00%
Social security rate	43.00%	43.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Turnover rate	21.35%	21.35%
Social security rate	47.00%	47.00%